Prepayments and Premiums Under Operating Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Prepayments and Premiums Under Operating Leases [Abstract]
Beginning balance	$ 2,652,106	$ 2,570,682
additions for the year	20,422	30,672
charge for the year	(54,677)	(105,340)
translation adjustment	(13,356)	156,092
Ending balance	$ 2,604,495	$ 2,652,106